PREPAIDS AND DEPOSITS	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
PREPAIDS AND DEPOSITS
7.	PREPAIDS AND DEPOSITS

As at	September 30, 2026	December 31, 2025
Insurance	$704,617	$526,555
Prepaid other	729,745	214,493
Deposits	7,512,817	4,016,052
	$8,947,179	$4,757,100

Deposits consist of amounts required to be prepaid in order for vendors to manufacture or supply goods.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)